Note 9 - Leases - Lease Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating lease cost	$ 132,099	$ 117,267
Right-of-use assets obtained in exchange for new operating lease obligations	$ 131,928	112,737
Operating leases (in years) (Year)	6 years 10 months 24 days
Amortization of right-of-use assets	$ 5,473	3,249
Right-of-use assets obtained in exchange for new finance lease obligations	$ 7,140	4,321
Finance leases (in years) (Year)	3 years 3 months 18 days
Interest on lease liabilities	$ 978	719
Operating cash flows from operating leases	$ (125,639)	(112,104)
Operating leases	4.60%
Finance leases	7.10%
Variable lease cost	$ 27,025	28,339
Operating cash flows from finance leases	(978)	(719)
Short term lease cost	4,822	4,739
Financing cash flows from finance leases	(4,462)	(2,119)
Total lease expense	170,397	154,313
Sublease revenues	(3,395)	(6,490)
Total lease cost, net of sublease revenues	$ 167,002	$ 147,823